Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 14,421	$ 14,516	$ 12,770
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 8)	3,029	2,480	2,216
Depreciation (Note 15)	605	576	603
Amortization of other intangibles	800	815	704
Net securities losses (gains) (Note 7)	(78)	(111)	(128)
Deferred taxes (Note 25)	(33)	385	175
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)	(26)	(104)	(283)
Securities sold under repurchase agreements	32,467	4,798	39,618
Securities purchased under reverse repurchase agreements	(38,556)	7,050	(48,377)
Securities sold short	(9,822)	3,996	2,367
Trading loans and securities	(18,103)	(24,065)	(4,661)
Loans net of securitization and sales	(41,693)	(45,620)	(22,332)
Deposits	(52,281)	53,379	40,150
Derivatives	9,883	(3,745)	1,836
Non-trading financial assets at fair value through profit or loss	(2,397)	5,257
Financial assets and liabilities designated at fair value through profit or loss	104,693	(460)	245
Securitization liabilities	(157)	(1,532)	(1,575)
Current taxes	(771)	(780)	(419)
Brokers, dealers, and clients amounts receivable and payable	1,726	(1,435)	2,459
Other	(2,244)	(8,964)	1,412
Net cash from (used in) operating activities	271	5,693	26,127
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 19)	1,749	1,750	1,500
Redemption or repurchase of subordinated notes and debentures (Note 19)	24	(2,468)	(2,536)
Common shares issued (Note 21)	105	128	125
Preferred shares issued (Note 21)	791	740	346
Repurchase of common shares (Note 21)	(2,235)	(1,501)	(1,397)
Redemption of preferred shares (Note 21)		(500)
Redemption of non-controlling interests in subsidiaries (Note 21)	(1,000)		(626)
Sale of treasury shares (Note 21)	10,015	8,454	9,705
Purchase of treasury shares (Note 21)	(9,933)	(8,424)	(9,829)
Dividends paid	(5,157)	(4,634)	(4,211)
Distributions to non-controlling interests in subsidiaries	(11)	(72)	(112)
Net cash from (used in) financing activities	(5,652)	(6,527)	(7,035)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	5,137	20,465	2,529
Activities in financial assets at fair value through other comprehensive income (Note 7)
Purchases	(24,898)	(20,269)
Proceeds from maturities	37,835	30,101
Proceeds from sales	10,158	2,731
Activities in available-for-sale securities (Note 7)
Purchases			(63,339)
Proceeds from maturities			30,775
Proceeds from sales			4,977
Activities in debt securities at amortized cost (Note 7)
Purchases	(51,202)	(51,663)
Proceeds from maturities	28,392	20,101
Proceeds from sales	1,418	670
Activities in held-to-maturity securities (Note 7)
Purchases			(17,807)
Proceeds from maturities			27,729
Proceeds from sales			452
Activities in debt securities classified as loans
Purchases			(2,471)
Proceeds from maturities			337
Proceeds from sales			447
Net purchases of land, buildings, equipment, and other depreciable assets	(794)	(587)	(434)
Net cash from (used in) investing activities	5,506	1,549	(18,934)
Effect of exchange rate changes on cash and due from banks	3	49	(94)
Net increase (decrease) in cash and due from banks	128	764	64
Cash and due from banks at beginning of year	4,735	3,971	3,907
Cash and due from banks at end of year	4,863	4,735	3,971
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	3,589	3,535	2,866
Amount of interest paid during the year	17,958	13,888	8,957
Amount of interest received during the year	40,315	34,789	28,393
Amount of dividends received during the year	1,584	1,202	1,153
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 12)	(1,192)	$ (743)	(449)
Dilution gain (Note 12)			(204)
Net cash acquired from (paid for) divestitures, acquisitions, and the purchase of TD Ameritrade shares [member]
Activities in debt securities classified as loans
Net cash acquired from (paid for) divestitures, acquisitions, and the purchase of TD Ameritrade shares(Notes 12, 13)	$ (540)		$ (2,129)